Schedule Of Loss (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Divestment Of Subsidiary
Loss on sale of the interest in Moxian (Hong Kong) Limited	$ 617,641
Write-off the cost of investment in Moxian CN China Limited	1,001,001
Loss associated from a divestment in a subsidiary	$ 1,617,642